Schedule of Investments

July 31, 2026 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Common Stock (99.1%)
Communication Services (5.5%)
Alphabet, Cl A	3,400	$1,211
AT&T	63,600	1,479
Comcast, Cl A	37,400	896
Fox, Cl A	9,300	542
Match Group	12,800	504
Meta Platforms, Cl A	1,200	668
Nexstar Media Group, Cl A	2,500	476
Verizon Communications	40,900	1,914
Walt Disney	17,700	1,703
ZoomInfo Technologies, Cl A*	36,600	121
		9,514

Consumer Discretionary (11.1%)
Amazon.com*	35,300	9,586
APTIV PLC*	7,400	418
AutoNation*	2,300	489
Best Buy	4,500	388
Bloomin' Brands	17,500	152
BorgWarner	10,200	650
DR Horton	4,500	644
eBay	5,000	570
Expedia Group	1,500	442
Ford Motor	76,100	1,117
General Motors	16,200	1,439
H&R Block	5,400	238
Harley-Davidson	8,400	206
Lear	2,400	314
McDonald's	1,500	406
Phinia	2,040	150
PulteGroup	5,500	696
PVH	2,900	251
Signet Jewelers	4,300	399
Toll Brothers	3,200	467
Versigent PLC*	2,466	102
		19,124

Consumer Staples (7.3%)
Albertsons, Cl A	33,100	383
Altria Group	20,000	1,367
Archer-Daniels-Midland	9,900	785
Campbell's	8,900	196
Coca-Cola	6,100	534
Conagra Brands	15,900	231
Dollar General	5,300	673
Energizer Holdings	9,800	206
General Mills	9,600	343
Ingredion	3,500	348
JM Smucker	4,000	477
Kraft Heinz	21,860	565
Kroger	12,900	745
Maplebear*	8,700	388
Molson Coors Beverage, Cl B	11,000	457
LSV Conservative Value Equity Fund

	Shares	Value (000)
Consumer Staples (continued)
PepsiCo	4,500	$628
Philip Morris International	4,700	897
Procter & Gamble	7,000	1,011
Target	7,000	1,011
Walmart	12,300	1,368
		12,613

Energy (7.3%)
APA	14,300	534
Chevron	6,600	1,299
ConocoPhillips	10,600	1,277
EOG Resources	5,700	848
ExxonMobil Holdings	23,500	3,652
Halliburton	10,900	352
HF Sinclair	6,220	569
Marathon Petroleum	3,900	1,234
Phillips 66	5,200	1,101
Scorpio Tankers	4,300	335
Valero Energy	4,200	1,314
		12,515

Financials (21.9%)
Allstate	4,400	1,162
Ally Financial	10,200	442
American International Group	10,400	817
Ameriprise Financial	900	491
Axis Capital Holdings	5,300	558
Bank of America	32,900	2,038
Bank of New York Mellon	7,700	1,204
Berkshire Hathaway, Cl B*	7,100	3,632
Capital One Financial	2,200	460
Chubb	2,000	701
Citigroup	14,400	1,907
Citizens Financial Group	9,500	681
Fiserv*	7,800	421
Global Payments	2,100	177
Goldman Sachs Group	2,200	2,240
Hartford Insurance Group	6,000	851
JPMorgan Chase	12,200	4,291
M&T Bank	2,100	517
MetLife	9,900	952
MGIC Investment	16,100	484
Morgan Stanley	6,700	1,410
Old Republic International	15,900	687
PayPal Holdings	17,700	1,013
PNC Financial Services Group	2,100	525
Prudential Financial	5,400	659
Radian Group	11,200	437
Regions Financial	17,900	554
State Street	6,800	1,252
Synchrony Financial	10,800	819
Travelers	3,200	1,198
Truist Financial	9,100	472

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Financials (continued)
Unum Group	7,600	$654
US Bancorp	18,600	1,172
Wells Fargo	24,800	2,144
Western Union	10,800	69
Zions Bancorp	7,200	502
		37,593

Health Care (14.9%)
Abbott Laboratories	3,200	338
AbbVie	4,000	1,004
Align Technology*	3,000	507
Amgen	1,600	616
Bristol-Myers Squibb	25,400	1,659
Cardinal Health	2,000	460
Centene*	12,500	778
Cigna Group	3,300	921
CVS Health	16,200	1,692
DaVita*	2,300	552
Elevance Health	2,100	789
Exelixis*	10,000	530
GE HealthCare Technologies	6,200	422
Gilead Sciences	8,800	1,146
Harmony Biosciences Holdings*	12,200	430
HCA Healthcare	2,200	886
Illumina*	2,200	451
Incyte*	8,100	968
Jazz Pharmaceuticals PLC*	3,800	961
Johnson & Johnson	8,600	2,204
Medtronic PLC	5,800	495
Merck	14,800	1,927
Organon	17,000	230
Pfizer	57,400	1,436
Regeneron Pharmaceuticals	1,400	1,068
Solventum*	2,150	184
Thermo Fisher Scientific	900	517
UnitedHealth Group	2,900	1,202
Universal Health Services, Cl B	2,200	371
Viatris, Cl W	35,900	630
Zimmer Biomet Holdings	3,900	366
		25,740

Industrials (8.4%)
ABM Industries	11,200	537
AGCO	3,900	398
Allison Transmission Holdings	5,600	641
Caterpillar	400	326
CNH Industrial	39,300	403
Cummins	600	381
Delta Air Lines	15,600	1,363
LSV Conservative Value Equity Fund

	Shares	Value (000)
Industrials (continued)
FedEx	3,600	$1,107
Fedex Freight Holding*	1,800	253
General Dynamics	1,800	690
Honeywell Aerospace*	950	196
Honeywell International	2,100	510
Oshkosh	3,600	513
Owens Corning	4,700	653
Pitney Bowes	39,700	696
RTX	3,900	839
Ryder System	2,710	695
Science Applications International	4,500	527
Snap-on	1,000	410
SS&C Technologies Holdings	4,500	347
Textron	8,500	725
United Airlines Holdings*	7,900	959
United Parcel Service, Cl B	7,000	730
Upwork*	20,100	184
Worthington Enterprises	7,100	399
		14,482

Information Technology (18.1%)
Accenture PLC, Cl A	1,000	166
Adobe*	3,200	801
Amdocs	5,000	279
Apple	26,400	8,154
Arrow Electronics*	3,500	758
Cirrus Logic*	3,900	504
Cisco Systems	21,800	2,529
Cognizant Technology Solutions, Cl A	13,200	731
Dell Technologies, Cl C	2,700	1,094
Dropbox, Cl A*	14,100	459
DXC Technology*	12,508	141
Hewlett Packard Enterprise	25,900	1,241
HP	19,100	521
Intel*	4,600	415
International Business Machines	1,800	403
Intuit	3,600	1,138
Micron Technology	1,200	988
Microsoft	8,700	4,042
NetApp	4,900	875
QUALCOMM	7,900	1,166
RingCentral, Cl A	17,500	973
Salesforce	9,200	1,693
Skyworks Solutions	4,200	262
TD SYNNEX	3,500	895
Western Digital	800	436
Zoom Communications, Cl A*	6,100	586
		31,250

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Materials (2.2%)
CF Industries Holdings	5,400	$676
Eastman Chemical	4,700	329
Mosaic	9,500	210
NewMarket	700	595
Newmont	14,800	1,387
Steel Dynamics	1,800	452
Sylvamo	5,500	206
		3,855

Real Estate (1.0%)
Brixmor Property Group	13,900	438
Host Hotels & Resorts‡	24,500	616
Innovative Industrial Properties, Cl A	3,300	194
Sabra Health Care REIT	25,700	544
		1,792

Utilities (1.4%)
Edison International	9,900	726
Eversource Energy	8,300	594
Exelon	9,100	417
UGI	19,400	701
		2,438

TOTAL COMMON STOCK
(Cost $128,554)		170,916

	Face Amount (000)
Repurchase Agreement (0.8%)
South Street Securities
3.250%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,352 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $693, 0.000% - 4.250%, 10/08/2026 - 05/15/2052; total market value $1,378)	$1,351	1,351

TOTAL REPURCHASE AGREEMENT
(Cost $1,351)		1,351

Total Investments – 99.9%
(Cost $129,905)		$172,267

Percentages are based on Net Assets of $172,553 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class
PLC — Public Limited Company
REIT — Real Estate Investment Trust

LSV-QH-002-4000

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